LOANS PAYABLE DUE TO RELATED PARTIES (Details Narrative) - USD ($)	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Loans payable due to related parties	$ 96,400	$ 97,000	$ 98,500
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Loans payable due to related parties	$ 96,700	$ 97,000